Dividends - Total coupons on capital securities classified as equity (Details)	6 Months Ended
	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2022 USD ($) € / shares	Jun. 30, 2022 USD ($) £ / shares	Jun. 30, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)	Jun. 30, 2022 SGD ($)
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	$ 4,497,000,000				$ 2,262,000,000	$ 4,121,000,000
Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments	626,000,000					666,000,000	$ 637,000,000
Contingent convertible securities
Disclosure Of Other Equity [Line Items]
Discretionary coupons denominations per security	1,000	$ 1,000	$ 1,000	$ 1,000
– $2,000m issued at 6.875%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Other equity instruments interest rate	6.875%	6.875%	6.875%	6.875%				6.875%	6.875%	6.875%
– $2,000m issued at 6.875% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 68.750
Dividends on other equity instruments	$ 0					69,000,000	0
– $2,250m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,250	$ 2,250	$ 2,250	$ 2,250
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%				6.375%	6.375%	6.375%
– $2,250m issued at 6.375% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 72,000,000					72,000,000	71,000,000
– $2,450m issued at 6.375%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,450	$ 2,450	$ 2,450	$ 2,450
Other equity instruments interest rate	6.375%	6.375%	6.375%	6.375%				6.375%	6.375%	6.375%
– $2,450m issued at 6.375% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 63.750
Dividends on other equity instruments	$ 78,000,000					78,000,000	78,000,000
– $3,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 3,000	$ 3,000	$ 3,000	$ 3,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%				6.00%	6.00%	6.00%
– $3,000m issued at 6.000% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 60.000
Dividends on other equity instruments	$ 90,000,000					90,000,000	90,000,000
– $2,350m issued at 6.250%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 2,350	$ 2,350	$ 2,350	$ 2,350
Other equity instruments interest rate	6.25%	6.25%	6.25%	6.25%				6.25%	6.25%	6.25%
– $2,350m issued at 6.250% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 62.500
Dividends on other equity instruments	$ 73,000,000					73,000,000	74,000,000
– $1,800m issued at 6.500%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,800	$ 1,800	$ 1,800	$ 1,800
Other equity instruments interest rate	6.50%	6.50%	6.50%	6.50%				6.50%	6.50%	6.50%
– $1,800m issued at 6.500% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 65.000
Dividends on other equity instruments	$ 59,000,000					59,000,000	58,000,000
– $1,500m issued at 4.600%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,500	$ 1,500	$ 1,500	$ 1,500
Other equity instruments interest rate	4.60%	4.60%	4.60%	4.60%				4.60%	4.60%	4.60%
– $1,500m issued at 4.600% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 46.000
Dividends on other equity instruments	$ 34,000,000					35,000,000	34,000,000
– $1,000m issued at 4.000%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.00%	4.00%	4.00%	4.00%				4.00%	4.00%	4.00%
– $1,000m issued at 4.000% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 40.000
Dividends on other equity instruments	$ 20,000,000					0	20,000,000
– $1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount	$ 1,000	$ 1,000	$ 1,000	$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%				4.70%	4.70%	4.70%
– $1,000m issued at 4.700% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares	$ 47.000
Dividends on other equity instruments	$ 24,000,000					0	24,000,000
– €1,500m issued at 5.250%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,500
Other equity instruments interest rate	5.25%	5.25%	5.25%	5.25%				5.25%	5.25%	5.25%
– €1,500m issued at 5.250% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares		$ 52.500
Dividends on other equity instruments	$ 44,000,000					47,000,000	46,000,000
– €1,000m issued at 6.000%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,000
Other equity instruments interest rate	6.00%	6.00%	6.00%	6.00%				6.00%	6.00%	6.00%
– €1,000m issued at 6.000% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares		$ 60.000
Dividends on other equity instruments	$ 33,000,000					34,000,000	36,000,000
– €1,250m issued at 4.750%
Disclosure Of Other Equity [Line Items]
Notional amount | €								€ 1,250
Other equity instruments interest rate	4.75%	4.75%	4.75%	4.75%				4.75%	4.75%	4.75%
– €1,250m issued at 4.750% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | € / shares		$ 47.500
Dividends on other equity instruments	$ 34,000,000					36,000,000	36,000,000
– £1,000m issued at 5.875%
Disclosure Of Other Equity [Line Items]
Notional amount | £									£ 1,000
Other equity instruments interest rate	5.875%	5.875%	5.875%	5.875%				5.875%	5.875%	5.875%
– £1,000m issued at 5.875% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | £ / shares			$ 58.750
Dividends on other equity instruments	$ 37,000,000					41,000,000	39,000,000
– SGD1,000m issued at 4.700%
Disclosure Of Other Equity [Line Items]
Notional amount										$ 1,000
Other equity instruments interest rate	4.70%	4.70%	4.70%	4.70%				4.70%	4.70%	4.70%
– SGD1,000m issued at 4.700% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares				$ 47.000
Dividends on other equity instruments	$ 14,000,000					18,000,000	17,000,000
– SGD750m issued at 5.000%
Disclosure Of Other Equity [Line Items]
Notional amount										$ 750
Other equity instruments interest rate	5.00%	5.00%	5.00%	5.00%				5.00%	5.00%	5.00%
– SGD750m issued at 5.000% | Other equity instru- ments
Disclosure Of Other Equity [Line Items]
Dividends on other equity instruments (per share) | $ / shares				$ 50.000
Dividends on other equity instruments	$ 14,000,000					$ 14,000,000	$ 14,000,000